UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05407

Trust for Credit Unions
(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay E. Johnson
Callahan Financial Services, Inc.
1001 Connecticut Avenue NW, Suite 1001
Washington, DC 20036
(Name and address of agent for service)

With Copies To:

Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code: 1-800-342-5828

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Item 1. Reports to Stockholders.

Ultra-Short Duration Portfolio
(formerly the Ultra-Short Duration Government Portfolio)
Short Duration Portfolio

Semi-Annual Report

February 28, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling Trust for Credit Unions at 1-800-342-5828 or Callahan Financial Services, Inc. at 1-800-237-5678.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Funds, you can call Trust for Credit Unions at 1-800-342-5828 or Callahan Financial Services, Inc. at 1-800-237-5678. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all Trust for Credit Unions Funds you hold.

The reports concerning the Trust for Credit Unions (“TCU” or the “Trust”) Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

TCU files the complete schedule of portfolio holdings of each Portfolio with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

An investment in a TCU Portfolio is not a credit union deposit and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration, or any other government agency.

The TCU Ultra-Short Duration Portfolio and the TCU Short Duration Portfolio are not money market funds. Investors in these Portfolios should understand that the net asset values of the Portfolios will fluctuate, which may result in a loss of the principal amount invested. The Portfolios’ net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Portfolios if held to maturity and not to the value of the Portfolios’ shares. The Portfolios’ investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility.

Holdings and allocations shown may not be representative of current or future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current Prospectus. Investors should consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about the Portfolios.

Callahan Financial Services, Inc. is the distributor of the TCU Portfolios.

This report is for the information of the shareholders of the Trust.
Its use in connection with any offering of shares of the Trust is authorized only in the case of a concurrent or prior delivery of the Trust’s current Prospectus.

Dear Credit Union Shareholders,

Credit union performance remained strong in 2018. Membership growth continued to accelerate, rising to 4.4% and bringing membership nationwide to 117.5 million. Although balance sheet growth slowed from 2017, loan originations crossed $500 billion and the loan portfolio grew 9.1% to over $1 trillion. Both lending metrics reached new highs, as did credit union national market share in auto, mortgage and credit card lending. Most significantly, member relationships as measured by product usage and average balances indicate that members are increasingly turning to their credit union.

With share growth slowing to 5.2%, the loan-to-share ratio reached a record 85.5%. As a result, cash and investment balances declined 4.1%. Cash balances of $94 billion are the lowest year-end level since 2014, while invested fund balances of $257 billion are the lowest since 2010. Yield on the investment portfolio reached 2.04%, the highest level in 8 years, as interest rate hikes by the U.S. Federal Reserve benefited credit unions.

The Fed paused interest rate hikes following an increase in the Federal Funds rate to a range of 2.25% to 2.50% in December 2018. In their release following the March 19-20, 2019 meeting, the Federal Open Market Committee indicated that it will be “patient as it determines…future adjustments to the target range”. Credit unions have benefited from higher rates over the past couple of years, with the net interest margin rising in 2018 to its highest level in 7 years to 3.13%.

The Trust for Credit Unions (“TCU”) responded to credit union investor needs via adjustments to the Ultra-Short Duration Portfolio (formerly the Ultra-Short Duration Government Portfolio) that were effective as of December 31, 2018. The target duration was reduced from 9-months to 3-months, and ALM First Financial Advisors, LLC (“ALM First” or the “Investment Adviser”) has more flexibility in its securities allocation. The Investment Adviser’s Discussion and Analysis in this report provides perspective from ALM First on the positioning of the TCU Portfolios. Please refer to the discussions for more information.

The cumulative total return for the TCU shares of the Ultra-Short Duration Portfolio was 0.92% for the six-month period ended February 28, 2019. The cumulative total return for the TCU shares of the Short Duration Portfolio was 1.54% for the same period.

Please visit our website, www.TrustCU.com, for the most current information on the Portfolios, including performance and portfolio holdings. We also host quarterly webinars in which ALM First discusses the current market environment and provides an update on TCU portfolio performance and positioning. Please check the website for the next scheduled webinar date. We believe providing you with the most current information is a key element of TCU’s value.

The continued support of our credit union investors, including those in the Callahan Credit Union Financial Services LLLP partnership, is the foundation of our success. We also value our ongoing work with EasCorp in providing support services for TCU. Collaboration with organizations across the credit union system is an important component of our business model.

Thank you for your interest in TCU. If you have any questions or suggestions, please reach out to our team.

Sincerely,

Jay E. Johnson
President and Treasurer
Trust for Credit Unions

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU ULTRA-SHORT DURATION PORTFOLIO

Investment Objective

The TCU Ultra-Short Duration Portfolio (“USDP” or the “Portfolio”) (formerly the Ultra-Short Duration Government Portfolio) seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. Under normal circumstances, substantially all of the assets (and at least 80%, measured at the time of purchase) of USDP will be invested in fixed-income securities consisting of the following: (i) Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts; (2) repurchase agreements secured with obligations authorized by the Federal Credit Union Act; and (3) U.S. dollar denominated bank notes issued or guaranteed by banks with total assets exceeding $1 billion with weighted average maturities of less than 5 years, but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder.  The Portfolio expects that a substantial portion of these securities will be mortgage-related securities. The Portfolio may also invest in non-U.S. government related securities, including bank notes and repurchase agreements secured by non-U.S. government related collateral. While there will be fluctuations in the net asset value (“NAV”) of the USDP, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. Prior to December 31, 2018, under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of USDP were invested in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises, and the Portfolio was named the Ultra-Short Duration Government Portfolio. USDP’s maximum duration is equal to that of a One-Year U.S. Treasury Security, and its target duration is approximately that of the Three-Month U.S. Treasury Bill Index as reported by ICE BofAML.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

For the six-month period ended February 28, 2019, the cumulative total return of USDP TCU Shares was 0.92% versus a 1.25% cumulative total return of the Portfolio’s blended benchmark, the 9-Month U.S. Treasury Index (the “Prior Index”) (weighted average return of the Six-Month U.S. Treasury Bill Index (50%) and the One-Year U.S. Treasury Note Index (50%), as reported by ICE BofAML). The ICE BofAML Three-Month U.S. Treasury Bill Index (the “Index”) became the Portfolio’s primary benchmark effective December 31, 2018. For the six-month period ended February 28, 2019, the cumulative total return of the Index was 1.10%. The Portfolio’s net asset value (“NAV”) per share at the end of the Reporting Period was $9.38, versus $9.40 on August 31, 2018.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 28, 2019 the yield curve flattened pivoting around the 1-year part of the curve. Front-end rates increased 10 to 50 bps while the long-end fell 10 to 20 bps. Additionally, consistent spread widening across most fixed-income sectors occurred throughout 2018 and was a drag on performance.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As was mentioned above, spreads widened throughout 2018 and impacted a wide swath of fixed-income sectors, so the Portfolio’s allocation to spread assets like Bank Level Corporate Debt and Agency Commercial Mortgage-Backed Securities (ACMBS) hindered performance for the first four months of the period. However, due to the spread tightening experienced at the beginning of 2019, the Portfolio was able to make up some ground relative to the Index.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the Index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. The barbell structure of the Portfolio, with front end exposure coming from floating rate assets and repurchase agreements, was able to take advantage of higher front-end rates as the coupons on Collateralized Mortgage Obligations and Commercial Mortgage Backed Securities floaters reset higher. However, the longer end of the barbell was a drag on the overall Portfolio’s performance during this period.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned relative to its benchmark index at the end of February 2019?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS, which the Index has no allocation to since the Index is made up only of U.S. Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2019*

August 31, 2018*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU ULTRA-SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2019*

August 31, 2018*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

INVESTMENT ADVISER’S DISCUSSION AND ANALYSIS
TCU SHORT DURATION PORTFOLIO

Investment Objective

The TCU Short Duration Portfolio (“SDP” or the “Portfolio”) seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act. During normal market conditions, SDP intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises. Mortgage-related securities held by SDP may include adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multi-class mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans. An investment in the Portfolio is neither insured nor guaranteed by the U.S. government. SDP invests in obligations authorized under the Federal Credit Union Act with a maximum portfolio duration not to exceed that of a Three-Year U.S. Treasury Security and a target duration equal to that of its benchmark, the ICE BofAML Two-Year U.S. Treasury Note Index.

Portfolio Management Discussion and Analysis

Below, ALM First discusses the Portfolio’s performance and positioning for the Reporting Period.

Q. How did the Portfolio perform during the Reporting Period?

The Portfolio’s cumulative total return for the six-month period ended February 28, 2019, was 1.54% for the TCU shares, versus a 1.53% cumulative total return for the ICE BofAML Two-Year U.S. Treasury Note Index. The Portfolio’s net asset value per share closed the Reporting Period at $9.54, versus $9.51 on August 31, 2018.

Q. What key factors were responsible for the Portfolio’s performance during the Reporting Period?

During the six-month period ended February 28, 2019 the yield curve flattened pivoting around the 1-year part of the curve. Front-end rates increased 10 to 50 bps while the long-end fell 10 to 20 bps. Additionally, consistent spread widening across most fixed-income sectors occurred throughout 2018 and was a drag on performance. Some of this trend reversed course at the beginning of 2019 and as a result the Portfolio was able to end the six-month period 1 basis point higher than the index. Over the last two months of the six-month period the Portfolio was able to beat the index by 29 basis points.

Q. Which fixed income market sectors most significantly affected Portfolio performance?

As was mentioned above, spreads widened throughout 2018 and impacted a wide swath of fixed-income sectors, so the Portfolio’s allocation to spread assets like Agency Mortgage-Backed Securities (MBS) and Agency Commercial Mortgage-Backed Securities (ACMBS) hindered performance for the first four months of the period. However, due to the spread tightening experienced at the beginning of 2019, the Portfolio was able to make up ground relative to the Index.

Q. Did the Portfolio’s duration and yield curve positioning strategy help or hurt its results during the Reporting Period?

Since ALM First keeps the duration of the Portfolio aligned with that of the Index to avoid taking a position on the direction of interest rates, the Portfolio’s duration neither helped nor hurt its performance. The barbell structure of the Portfolio, with front end exposure coming from floating rate assets, was able to take advantage of higher front-end rates as the coupons on Collateralized Mortgage Obligations and Commercial Mortgage Backed Securities floaters reset higher.

Q. Were there any notable changes in the Portfolio’s weightings during the Reporting Period?

No

Q. How was the Portfolio positioned at the end of February 2019?

At the end of the Reporting Period, the Portfolio’s largest allocations were in Agency MBS, which the Index has no allocation to since the Index is made up only of U.S. Treasury securities.

Past performance does not guarantee future results, which may vary.
There is no guarantee that these objectives will be met.
Portfolio holdings and/or allocations shown above are as of the date indicated and may not be representative of future investments. The holdings and/or allocations shown may not represent all of the Portfolio’s investments. Future investments may or may not be profitable.

THIS PAGE LEFT INTENTIONALLY BLANK

PORTFOLIO COMPOSITION—SECTOR ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2019*

August 31, 2018*

PORTFOLIO COMPOSITION—ISSUER ALLOCATION
TCU SHORT DURATION PORTFOLIO (Unaudited)

February 28, 2019*

August 31, 2018*

*
These percentages reflect Portfolio holdings as a percentage of net assets. Figures in the above charts may not sum to 100% due to the exclusion of other assets and liabilities, including cash. Holdings and allocations may not be representative of current or future investments. Holdings and allocations may not include the Portfolio’s entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments – February 28, 2019 (Unaudited)

Par Value		Value
CORPORATE BONDS – 13.96%
	Financials – 13.96%
$3,000,000	Branch Banking & Trust Co.,
	3 Month LIBOR USD + 0.220%
	2.846%, 06/01/20 (a)	$2,996,353
1,750,000	Capital One NA,
	3 Month LIBOR USD + 0.765%
	3.544%, 09/13/19 (a)	1,752,945
9,200,000	2.350%, 01/31/20	9,144,764
1,000,000	Citibank NA,
	3 Month LIBOR USD + 0.340%
	3.132%, 03/20/19 (a)	1,000,302
3,000,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.540%
	3.169%, 03/02/20 (a)	3,001,881
1,000,000	2.250%, 10/30/20	985,466
5,000,000	3 Month LIBOR USD + 0.810%
	3.456%, 05/26/22 (a)	4,986,518
5,550,000	Compass Bank,
	3 Month LIBOR USD + 0.730%
	3.501%, 06/11/21 (a)	5,495,710
2,350,000	Discover Bank,
	3.100%, 06/04/20	2,349,412
450,000	JPMorgan Chase Bank NA,
	3 Month LIBOR USD + 0.590%
	3.414%, 09/23/19 (a)	451,266
2,267,000	KeyBank NA,
	2.350%, 03/08/19	2,266,887
4,000,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610%
	3.304%, 05/18/22 (a)	3,971,076
5,000,000	Regions Bank,
	3 Month LIBOR USD + 0.380%
	3.177%, 04/01/21 (a)	4,954,618
	Total Corporate Bonds	43,357,198
	(Cost $43,613,484)

ASSET BACKED SECURITIES – 0.28%
	Federal National Mortgage
	Association REMIC – 0.24%
54,052	Series 2001-W4, Class AV1
	1 Month LIBOR USD + 0.280%
	2.770%, 02/25/32 (a)	53,503
93,876	Series 2002-W2, Class AV1
	1 Month LIBOR USD + 0.260%
	2.750%, 06/25/32 (a)	90,998
614,897	Series 2002-T7, Class A1
	1 Month LIBOR USD + 0.110%
	2.730%, 07/25/32 (a)	598,236
		742,737
	National Credit
	Union Administration – 0.04%
124,255	Series 2010-A1, Class A
	1 Month LIBOR USD + 0.350%
	2.862%, 12/07/20 (a) (b)	124,371
		124,371
	Total Asset Backed Securities	867,108
	(Cost $887,100)

COLLATERALIZED MORTGAGE OBLIGATIONS – 32.26%
	Federal Home Loan Mortgage
	Corporation REMIC – 6.77%
1,269	Series 1009, Class D
	1 Month LIBOR USD + 0.600%
	3.089%, 10/15/20 (a)	1,274
5,822	Series 1066, Class P
	1 Month LIBOR USD + 0.900%
	3.389%, 04/15/21 (a)	5,859
8,885	Series 1222, Class P
	10 Year CMT Rate -0.400%
	2.280%, 03/15/22 (a) (c)	8,819
23,948	Series 1250, Class J
	7.000%, 05/15/22 (c)	24,299
5,840	Series 1448, Class F
	1 Month LIBOR USD + 1.400%
	3.889%, 12/15/22 (a) (d)	5,952
48,210	Series 3777, Class DA
	3.500%, 10/15/24 (d)	48,200
1,050,427	Series 2977, Class M
	5.000%, 05/15/25 (c)	1,088,419
1,969,104	Series 3702, Class FG
	1 Month LIBOR USD + 0.450%
	2.939%, 08/15/32 (a) (b)	1,974,769
2,003,669	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	2.839%, 10/15/33 (a) (b) (c)	2,002,313
1,409,438	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	2.889%, 08/15/36 (a)	1,412,879
117,074	Series 3231, Class FB
	1 Month LIBOR USD + 0.350%
	2.839%, 10/15/36 (a)	116,998
75,050	Series 3314, Class FC
	1 Month LIBOR USD + 0.400%
	2.889%, 12/15/36 (a)	75,145
366,651	Series 3545, Class FA
	1 Month LIBOR USD + 0.850%
	3.339%, 06/15/39 (a)	374,351
814,849	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	2.989%, 06/15/39 (a) (b)	818,051
1,376,805	Series 4316, Class FY
	1 Month LIBOR USD + 0.400%
	2.889%, 11/15/39 (a) (d)	1,378,459

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Par Value		Value
	Federal Home Loan Mortgage
	Corporation REMIC – (continued)
$479,818	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	2.859%, 03/15/41 (a)	$480,418
70,206	Series 3868, Class FA
	1 Month LIBOR USD + 0.400%
	2.889%, 05/15/41 (a)	70,308
57,150	Series 4109, Class EC
	2.000%, 12/15/41 (b) (d)	46,312
1,644,371	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	2.989%, 12/15/44 (a) (b)	1,650,213
9,495,956	Series 4748, Class DF
	1 Month LIBOR USD + 0.300%
	2.789%, 08/15/47 (a) (c)	9,441,285
		21,024,323
	Federal National Mortgage
	Association REMIC – 11.09%
3,213	Series 1990-145, Class A
	3.266%, 12/25/20 (a)	3,214
49,605	Series 1991-67, Class J
	7.500%, 08/25/21 (c)	50,861
60,197	Series 1992-137, Class F
	1 Month LIBOR USD + 1.000%
	3.490%, 08/25/22 (a)	60,907
79,017	Series 1993-027, Class F
	1 Month LIBOR USD + 1.150%
	3.640%, 02/25/23 (a) (e)	80,387
45,065	Series 1998-21, Class F T1Y + 0.350%

	2.990%, 03/25/28 (a)	45,221
99,464	Series 2011-137, Class A
	4.000%, 06/25/29 (d)	99,496
138,441	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	162,353
128,928	Series 2000-32, Class Z
	7.500%, 10/18/30	146,476
201,613	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	2.890%, 06/25/36 (a)	201,914
214,086	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	2.890%, 08/25/36 (a) (c)	214,409
255,160	Series 2006-79, Class PF
	1 Month LIBOR USD + 0.400%
	2.890%, 08/25/36 (a) (c)	255,542
602,874	Series 2006-111, Class FA
	1 Month LIBOR USD + 0.380%
	2.870%, 11/25/36 (a)	603,949
249,334	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.940%, 08/25/37 (a)	250,248
254,553	Series 2007-92, Class OF
	1 Month LIBOR USD + 0.570%
	3.060%, 09/25/37 (a)	256,916
507,566	Series 2007-85, Class FC
	1 Month LIBOR USD + 0.540%
	3.030%, 09/25/37 (a)	511,428
266,573	Series 2007-86, Class FC
	1 Month LIBOR USD + 0.570%
	3.060%, 09/25/37 (a)	268,964
338,712	Series 2007-99, Class FD
	1 Month LIBOR USD + 0.600%
	3.090%, 10/25/37 (a)	342,194
33,120	Series 2009-84, Class WF
	1 Month LIBOR USD + 1.100%
	3.590%, 10/25/39 (a)	33,916
1,165,656	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400%
	2.890%, 11/25/39 (a) (d)	1,170,228
1,323,651	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400%
	2.890%, 11/25/39 (a) (d)	1,326,433
659,174	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430%
	2.920%, 11/25/40 (a) (c)	659,103
2,761,856	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	2.890%, 04/25/41 (a) (c)	2,765,758
311,956	Series 2011-63, Class FG
	1 Month LIBOR USD + 0.450%
	2.940%, 07/25/41 (a)	313,036
774,970	Series 2012-38, Class JE
	3.250%, 04/25/42 (c)	757,851
2,477,090	Series 2015-30, Class AB
	3.000%, 05/25/45	2,483,908
5,138,906	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	2.890%, 09/25/46 (a)	5,150,327
5,985,981	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	2.990%, 11/25/46 (a)	6,008,769
4,118,254	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	2.890%, 05/25/47 (a)	4,108,897
4,622,814	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	2.840%, 01/25/48 (a)	4,598,214
1,488,514	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	3.330%, 04/25/48 (a) (b)	1,509,214
		34,440,133

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Par Value		Value
	Government National
	Mortgage Association – 14.02%
$1,925,411	Series 2016-H24, Class BF
	12 Month LIBOR USD + 0.230%
	3.155%, 11/20/66 (a)	$1,925,871
4,046,396	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500%
	3.007%, 03/20/67 (a)	4,050,423
4,156,132	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520%
	3.027%, 03/20/67 (a)	4,165,108
9,366,878	Series 2017-H11, Class FV
	1 Month LIBOR USD + 0.500%
	3.007%, 05/20/67 (a)	9,378,120
4,624,223	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400%
	2.907%, 01/20/68 (a)	4,611,109
9,787,262	Series 2018-H01, Class FG
	12 Month LIBOR USD + 0.150%
	3.270%, 01/20/68 (a)	9,762,823
9,715,237	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.860%, 07/20/68 (a)	9,642,013
		43,535,467
	National Credit Union
	Administration – 0.38%
176,474	Series 2011-R1, Class 1A
	1 Month LIBOR USD + 0.450%
	2.963%, 01/08/20 (a) (b)	176,718
754,192	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400%
	2.913%, 02/06/20 (a) (b)	754,169
256,290	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400%
	2.917%, 03/11/20 (a) (b)	256,580
		1,187,467
	Total Collateralized
	Mortgage Obligations	100,187,390
	(Cost $100,381,831)

MORTGAGE-BACKED OBLIGATIONS – 2.23%
	Federal Home Loan
	Mortgage Corporation – 0.15%
6,163	H15T1Y + 2.128% 6.904%, 11/01/19 (a)
		6,158
38,052	6 Month LIBOR USD + 1.263% 3.880%, 11/01/22 (a)
		38,574
12,369	6 Month LIBOR USD + 1.156% 3.807%, 11/01/22 (a)
		12,413
12,060	6 Month LIBOR USD + 2.228% 4.727%, 10/01/24 (a)
		12,206
912	H15T3Y + 2.228% 3.102%, 10/01/25 (a)
		908
291,754	H15T3Y + 2.559% 4.316%, 08/01/28 (a)
		290,249
9,929	H15T1Y + 1.618% 4.278%, 07/01/29 (a)
		10,090
87,225	H15T1Y + 2.001% 4.589%, 05/01/31 (a)
		89,253
		459,851
	Federal Home Loan Mortgage
	Corporation Gold – 0.01%
3,110	5.500%, 01/01/20	3,116
7,627	4.500%, 10/01/20	7,751
2,167	3.500%, 12/01/20	2,204
9,685	3.500%, 10/01/22	9,849
710	4.500%, 07/01/23	731
		23,651
	Federal National Mortgage
	Association – 1.47%
17,874	11th District Cost of Funds Index + 1.250%
	6.864%, 12/01/19 (a)	17,856
661	5.000%, 01/01/20	673
23,176	3.500%, 09/01/20	23,559
2,000	3.500%, 10/01/20	2,033
9,168	3.500%, 03/01/21	9,320
19,024	H15T1Y + 2.000% 6.888%, 02/01/22 (a)
		19,171
10,280	H15BDI6M + 2.425% 5.925%, 10/01/25 (a)
		10,040
710	H15T1Y + 2.195% 4.093%, 02/01/27 (a)
		707
166,192	5.000%, 03/01/27	170,231
4,109	H15T1Y + 1.750% 4.060%, 07/01/27 (a)
		4,136
29,482	11th District Cost of Funds Index + 1.250% 2.659%, 07/01/27 (a)
		29,306
52,262	11th District Cost of Funds Index + 1.500% 4.683%, 01/01/29 (a)
		54,251
13,209	11th District Cost of Funds Index + 1.500% 4.666%, 02/01/29 (a)
		13,936
34,943	11th District Cost of Funds Index + 1.799% 2.859%, 08/01/29 (a)
		34,856
11,557	H15T1Y + 2.255% 4.505%, 07/01/32 (a)
		11,766
47,984	12 Month LIBOR USD + 1.755% 4.505%, 07/01/32 (a)
		48,883
9,030	6.000%, 08/01/32	9,707
190,484	H15T1Y + 2.625% 4.561%, 09/01/32 (a)
		197,695
27,917	12 Month LIBOR USD + 1.225% 4.100%, 01/01/33 (a)
		28,848
28,912	H15T1Y + 2.221% 4.213%, 06/01/33 (a)
		30,439
450,811	11th District Cost of Funds Index + 1.250% 4.609%, 08/01/33 (a)
		480,250
1,667	6.000%, 11/01/33	1,806

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Par Value		Value
Federal National Mortgage
Association – (continued)
$265,830	H15T1Y + 2.064% 3.939%, 04/01/34 (a)
$279,900
196,219	11th District Cost of Funds Index + 1.250% 2.310%, 07/01/34 (a)
193,104
428,728	11th District Cost of Funds Index + 1.250% 2.310%, 08/01/34 (a)
422,629
44,902	6.000%, 09/01/34	48,268
2,307	6.000%, 10/01/34	2,510
282,761	12 Month LIBOR USD + 1.771% 4.559%, 07/01/37 (a)
297,157
100,035	6.500%, 11/01/37	103,786
23,757	6.000%, 06/01/38	25,538
19,273	6.000%, 09/01/38	20,717
11,312	6.000%, 09/01/38	12,444
6,537	6.000%, 11/01/38	7,027
4,844	6.000%, 10/01/39	5,207
1,545,591	12 Month LIBOR USD + 1.747% 2.431%, 05/01/42 (a)
1,595,920
357,062	11th District Cost of Funds Index + 1.250% 2.310%, 08/01/44 (a)
352,086
4,565,762
Government National
Mortgage Association – 0.60%
18,197	7.000%, 04/15/26	19,317
145,044	H15T1Y + 2.000% 4.125%, 04/20/34 (a)
146,828
673,634	H15T1Y + 1.500% 3.625%, 06/20/34 (a)
698,568
591,441	H15T1Y + 1.500% 3.750%, 08/20/34 (a)
614,689
58,585	H15T1Y + 1.500% 3.625%, 05/20/42 (a)
60,143
42,960	H15T1Y + 1.500% 3.625%, 06/20/42 (a)
44,084
223,544	H15T1Y + 1.500% 3.750%, 07/20/42 (a)
228,647
22,134	H15T1Y + 1.500% 4.125%, 10/20/42 (a)
22,777
49,180	H15T1Y + 1.500% 4.125%, 12/20/42 (a)
50,611
1,885,664
	Total Mortgage-Backed Obligations	6,934,928
(Cost $6,821,617)

AGENCY DEBENTURES – 0.97%
Other Agency Debentures – 0.97%
3,000,000	Sri Lanka Government AID Bond
3 Month LIBOR USD + 0.300% 2.946%, 11/01/24 (a) (f) (g)
3,000,000
	Total Agency Debentures	3,000,000
(Cost $3,000,000)

U.S. GOVERNMENT-BACKED OBLIGATIONS – 28.97%
FREMF Multifamily Aggregation
Risk Transfer Trust
14,650,000	Series 2017-KT01, Class A
1 Month LIBOR USD + 0.320% 2.801%, 02/25/20 (a)
14,650,008
FREMF Mortgage Trust
4,000,000	Series 2012-K709, Class B
	3.704%, 04/25/45 (a)	3,993,729
FHLMC, Multifamily Structured
Pass Through Certificates
480,710	Series K-712, Class A2
	1.869%, 11/25/19 (b) (d)	477,825
3,763,109	Series K-P02, Class A2
	2.355%, 04/25/21 (a) (b) (d)	3,751,605
5,554,899	Series K-LH3, Class A
1 Month LIBOR USD + 0.700% 3.214%, 11/25/22 (a) (b)
5,556,623
3,086,364	Series K-F29, Class A
1 Month LIBOR USD + 0.360% 2.874%, 02/25/24 (a)
3,073,850
9,364,862	Series K-F31, Class A
1 Month LIBOR USD + 0.370% 2.884%, 04/25/24 (a) (b)
9,367,768
1,000,000	Series K-BF1, Class A
1 Month LIBOR USD + 0.390% 2.904%, 07/25/24 (a)
1,001,982
8,896,073	Series K-F49, Class A
1 Month LIBOR USD + 0.340% 2.854%, 06/25/25 (a)
8,843,364
10,000,000	Series K-F55, Class A
1 Month LIBOR USD + 0.510% 3.024%, 11/25/25 (a)
10,003,108
2,823,882	Series K-F30, Class A
1 Month LIBOR USD + 0.370% 2.884%, 03/25/27 (a) (b)
2,808,028
9,885,992	Series K-F48, Class A
1 Month LIBOR USD + 0.290% 2.804%, 06/25/28 (a) (b)
9,799,561
5,000,000	Series K-F50, Class A
1 Month LIBOR USD + 0.400% 2.890%, 07/25/28 (a) (b)
4,975,805
6,250,000	Series K-F52, Class A
1 Month LIBOR USD + 0.420% 2.934%, 09/25/28 (a) (b)
6,234,384
3,000,000	Series K-F56, Class A
1 Month LIBOR USD + 0.560%
	3.074%, 11/25/28 (a)	3,002,499

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Ultra-Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS – (continued)
	FNMA
$31,246	Series 2014-M5, Class ASQ2
	2.034%, 03/25/19 (d)	$31,193
2,436,814	Series 2017-M5, Class FA
	1 Month LIBOR USD + 0.490%
	2.993%, 04/25/24 (a)	2,424,761
	Total U.S. Government-Backed
	Obligations	89,996,093
	(Cost $90,255,652)

REPURCHASE AGREEMENTS – 21.32%
32,000,000	RBC Capital Markets, 2.720%, Dated
	02/28/19, matures 04/04/19, repurchase
	price $32,084,622 (collateralized by
	$31,208,421 par amount of FNMA and
	Domestic Municipal Securities of 0.000%
	to 7.000% due 03/15/19 to 12/01/53,
	total market value $33,381,048)	32,000,000
15,000,000	Amherst Pierpoint Securities, 2.864%, Dated
	02/04/19, matures 03/01/19, repurchase price
	$15,029,831 (collateralized by $16,594,398
	par amount of United States Treasury Bills,
	FNMA, FHLMC and CMO Securities of
	0.000% to 6.500% due 08/15/19 to 02/01/49,
	total market value $16,031,056)	15,000,000
15,000,000	Amherst Pierpoint Securities, 2.890%, Dated
	02/28/19, matures 03/28/19, repurchase price
	$15,033,717 (collateralized by $14,793,871
	par amount of FHLMC Securities of 0.000% to
	5.000% due 05/15/48 to 03/15/49,
	total market value $16,180,563)	15,000,000
4,200,000	Amherst Pierpoint Securities, 2.650%, Dated
	02/28/19, matures 03/01/19, repurchase price
	$4,200,309 (collateralized by $4,767,529
	par amount of United States Treasury Bills,
	GNMA, FNMA, FHLMC and CMO Securities of
	0.000% to 8.125% due 07/31/19 to 02/01/49,
	total market value $4,276,110)	4,200,000
	Total Repurchase Agreements	66,200,000
	(Cost $66,200,000)
	Total Investments – 99.99%	310,542,717
	(Cost $311,159,684)
	Net Other Assets
	and Liabilities – 0.01%	17,702
	Net Assets – 100.00%	$310,560,419

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2019. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Structured collateral.
(c)	The security has PAC (Planned Amortization Class) collateral.
(d)	The security has Sequential collateral.
(e)	The security has Support collateral.
(f)
Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of February 28, 2019, this security amounted to $3,000,000 or 0.97% of net assets. Investment categorized as a significant unobservable input (Level 3).

(g)	Illiquid security. The total market value of this security was $3,000,000, representing 0.97% of net assets.

Explanation of Abbreviations and Acronyms:
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
GNMA	Government National Mortgage Association
H15BDI6M	US Treasury Bill 3 Month Auction High Discount Rate
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
H15T3Y	US Treasury Yield Curve Rate T-Note Constant Maturity 3 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – February 28, 2019 (Unaudited)

Par Value		Value
CORPORATE BONDS – 16.09%
	Financials – 16.09%
$2,000,000	Associated Bank NA,
	3.500%, 08/13/21	$2,009,868
4,000,000	Capital One NA,
	2.950%, 07/23/21	3,963,474
2,500,000	2.250%, 09/13/21	2,433,747
5,000,000	Citibank NA,
	3 Month LIBOR USD + 0.350% 3.048%, 02/12/21 (a)
		4,997,825
2,575,000	Citizens Bank NA,
	3 Month LIBOR USD + 0.570% 3.216%, 05/26/20 (a)
		2,575,590
1,000,000	2.200%, 05/26/20	989,509
2,000,000	2.250%, 10/30/20	1,970,932
5,000,000	Compass Bank,
	3 Month LIBOR USD + 0.730% 3.501%, 06/11/21 (a)
		4,951,090
1,500,000	Fifth Third Bank,
	2.875%, 10/01/21	1,487,408
5,500,000	Huntington National Bank,
	3.250%, 05/14/21	5,520,308
2,000,000	KeyBank NA/Cleveland OH,
	3 Month LIBOR USD + 0.660% 3.396%, 02/01/22 (a)
		2,002,748
11,250,000	Manufacturers & Traders Trust Co.,
	3 Month LIBOR USD + 0.610% 3.304%, 05/18/22 (a)
		11,168,652
5,592,000	PNC Bank NA,
	2.150%, 04/29/21	5,486,347
3,000,000	2.550%, 12/09/21	2,958,018
5,200,000	Regions Bank,
	3 Month LIBOR USD + 0.380% 3.177%, 04/01/21 (a)
		5,152,803
5,000,000	Wells Fargo Bank NA,
	3 Month LIBOR USD + 0.510% 3.271%, 10/22/21 (a)
		5,001,217
	Total Corporate Bonds	62,669,536
	(Cost $63,085,737)

COLLATERALIZED MORTGAGE OBLIGATIONS – 21.66%
	Federal Home Loan Mortgage
	Corporation REMIC – 5.00%
13,626	Series 1448, Class F
	1 Month LIBOR USD + 1.400% 3.889%, 12/15/22 (a) (b)
		13,888
240,732	Series 2868, Class AV
	5.000%, 08/15/24 (b) (c)	249,282
39,810	Series 3777, Class DA
	3.500%, 10/15/24 (b)	39,802
148,546	Series 1980, Class Z
	7.000%, 07/15/27 (b)	163,833
1,662,320	Series 3346, Class FT
	1 Month LIBOR USD + 0.350% 2.839%, 10/15/33 (a) (c) (d)
		1,661,195
1,396,176	Series 3471, Class FB
	1 Month LIBOR USD + 1.000% 3.489%, 08/15/35 (a)
		1,422,371
713,210	Series 3208, Class FH
	1 Month LIBOR USD + 0.400% 2.889%, 08/15/36 (a)
		714,951
2,122,648	Series 3208, Class FA
	1 Month LIBOR USD + 0.400% 2.889%, 08/15/36 (a)
		2,127,830
1,703,473	Series 3371, Class FA
	1 Month LIBOR USD + 0.600% 3.089%, 09/15/37 (a)
		1,720,410
430,069	Series 3367, Class YF
	1 Month LIBOR USD + 0.550% 3.039%, 09/15/37 (a)
		433,450
760,895	Series 4248, Class QF
	1 Month LIBOR USD + 0.500% 2.989%, 06/15/39 (a) (c)
		763,885
1,366,681	Series 4316, Class FY
	1 Month LIBOR USD + 0.400% 2.889%, 11/15/39 (a) (b)
		1,368,323
301,062	Series 3827, Class KF
	1 Month LIBOR USD + 0.370% 2.859%, 03/15/41 (a)
		301,439
45,537	Series 4109, Class EC
	2.000%, 12/15/41 (b) (c)	36,902
1,300,647	Series 4272, Class FD
	1 Month LIBOR USD + 0.350% 2.839%, 11/15/43 (a)
		1,298,126
2,302,120	Series 4606, Class FL
	1 Month LIBOR USD + 0.500% 2.989%, 12/15/44 (a) (c)
		2,310,298
4,763,505	Series 4784, Class PK
	3.500%, 06/15/45 (d)	4,839,507
		19,465,492
	Federal National Mortgage
	Association REMIC – 8.18%
243	Series 2009-70, Class TN
	4.000%, 08/25/19	242
242	Series 2009-70, Class TM
	4.000%, 08/25/19	242
1,441	Series G92-44, Class Z
	8.000%, 07/25/22	1,508
3,419,894	Series 2013-57, Class DK
	3.500%, 06/25/33	3,481,155
291,808	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400% 2.890%, 06/25/36 (a)
		292,244
311,066	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400% 2.890%, 08/25/36 (a) (d)
		311,535

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association REMIC – (continued)
$187,001	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	2.940%, 08/25/37 (a)	$187,686
1,148,884	Series 2014-19, Class FA
	1 Month LIBOR USD + 0.400% 2.890%, 11/25/39 (a) (b)
		1,153,390
1,314,885	Series 2014-19, Class FJ
	1 Month LIBOR USD + 0.400% 2.890%, 11/25/39 (a) (b)
		1,317,649
260,498	Series 2010-123, Class FL
	1 Month LIBOR USD + 0.430% 2.920%, 11/25/40 (a) (d)
		260,470
904,216	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400% 2.890%, 04/25/41 (a) (d)
		905,493
500,083	Series 2015-92, Class PA
	2.500%, 12/25/41 (c) (d)	489,712
621,599	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	607,868
1,593,108	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500% 2.990%, 07/25/42 (a)
		1,599,602
5,736,454	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400% 2.890%, 09/25/46 (a)
		5,749,202
6,350,522	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500% 2.990%, 11/25/46 (a)
		6,374,698
4,118,254	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400% 2.890%, 05/25/47 (a)
		4,108,897
3,861,107	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350% 2.840%, 01/25/48 (a)
		3,840,560
1,155,548	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840% 3.330%, 04/25/48 (a) (c)
		1,171,618
		31,853,771
	Government National
	Mortgage Association – 8.32%
4,046,396	Series 2017-H09, Class FJ
	1 Month LIBOR USD + 0.500% 3.007%, 03/20/67 (a)
		4,050,423
4,156,132	Series 2017-H07, Class FC
	1 Month LIBOR USD + 0.520% 3.027%, 03/20/67 (a)
		4,165,108
4,624,223	Series 2018-H01, Class FC
	1 Month LIBOR USD + 0.400% 2.907%, 01/20/68 (a)
		4,611,109
9,993,637	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150% 2.860%, 06/20/68 (a)
		9,933,087
9,715,237	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080% 2.860%, 06/20/68 (a)
		9,642,013
		32,401,740
	National Credit Union
	Administration – 0.16%
365,669	Series 2011-R2, Class 1A
	1 Month LIBOR USD + 0.400% 2.913%, 02/06/20 (a) (c)
		365,657
286,442	Series 2011-R3, Class 1A
	1 Month LIBOR USD + 0.400% 2.917%, 03/11/20 (a) (c)
		286,767
		652,424
	Total Collateralized
	Mortgage Obligations	84,373,427
	(Cost $84,406,835)

MORTGAGE-BACKED OBLIGATIONS – 28.69%
	Federal Home Loan
	Mortgage Corporation – 0.36%
30,147	12 Month LIBOR USD + 1.735% 4.735%, 01/01/34 (a)
		31,449
88,492	12 Month LIBOR USD + 1.840% 4.507%, 11/01/34 (a)
		92,634
301,626	H15T1Y + 2.250% 4.394%, 08/01/35 (a)
		317,088
401,799	12 Month LIBOR USD + 1.769% 3.971%, 05/01/36 (a)
		420,677
505,338	12 Month LIBOR USD + 1.890% 2.550%, 03/01/42 (a)
		520,031
		1,381,879
	Federal Home Loan Mortgage
	Corporation Gold – 7.64%
3,293	5.500%, 01/01/20	3,299
92,520	5.000%, 04/01/20	94,015
6,317	4.500%, 10/01/20	6,419
1,794	3.500%, 12/01/20	1,824
8,016	3.500%, 10/01/22	8,152
8,071,029	2.000%, 12/01/31	7,748,966
95,390	5.000%, 08/01/35	101,991
12,943	5.000%, 12/01/35	13,834
4,200,200	3.000%, 01/01/37	4,169,582
4,207,650	3.000%, 02/01/37	4,176,974
6,277,345	3.500%, 02/01/37	6,345,433
5,853,680	3.500%, 03/01/37	5,917,175
128,526	5.000%, 03/01/37	137,428
270,623	5.000%, 05/01/37	289,515
219,137	5.000%, 02/01/38	234,205
78,232	5.000%, 03/01/38	83,605
61,867	5.000%, 09/01/38	66,162
210,196	5.000%, 12/01/38	224,769
137,069	5.000%, 01/01/39	146,587
		29,769,935

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Par Value		Value
	Federal National Mortgage
	Association – 20.57%
$19,129	3.500%, 09/01/20	$19,445
1,651	3.500%, 10/01/20	1,678
7,568	3.500%, 03/01/21	7,693
7,387,819	2.669%, 08/01/22	7,373,204
132,954	5.000%, 03/01/27	136,185
27,315	7.000%, 08/01/28	27,330
60,327	7.000%, 08/01/28	61,451
133,051	7.000%, 11/01/28	140,120
14,934	7.000%, 02/01/32	16,390
127,645	2.500%, 02/01/32	125,276
85,782	7.000%, 05/01/32	92,132
29,305	H15T1Y + 2.235% 4.110%, 05/01/32 (a)
		29,311
9,187	7.000%, 09/01/32	9,237
195,616	H15T1Y + 2.625% 4.561%, 09/01/32 (a)
		203,022
10,950,161	4.000%, 04/01/33	11,293,376
300,868	H15T1Y + 2.215% 4.393%, 07/01/33 (a)
		316,104
154,099	12 Month LIBOR USD + 1.537% 4.412%, 11/01/33 (a)
		158,587
247,094	H15T1Y + 2.215% 4.721%, 12/01/33 (a)
		257,079
1,444,330	4.500%, 01/01/34	1,484,784
4,653,806	4.500%, 01/01/34	4,784,138
52,403	12 Month LIBOR USD + 1.715% 4.465%, 03/01/34 (a)
		54,722
245,731	12 Month LIBOR USD + 1.546% 3.983%, 04/01/34 (a)
		257,282
85,314	H15T1Y + 2.185% 4.435%, 08/01/34 (a)
		90,223
1,011	6.000%, 09/01/34	1,110
116,786	12 Month LIBOR USD + 1.673% 4.531%, 10/01/34 (a)
		121,961
69,670	12 Month LIBOR USD + 1.632% 3.757%, 03/01/35 (a)
		72,463
207,980	12 Month LIBOR USD + 1.720% 4.095%, 04/01/35 (a)
		218,606
221,237	12 Month LIBOR USD + 1.404% 3.835%, 05/01/35 (a)
		228,682
284,458	H15T1Y + 2.313% 4.188%, 05/01/35 (a)
		301,090
130,953	6 Month LIBOR USD + 1.412% 3.995%, 06/01/35 (a)
		134,287
1,875,980	4.000%, 06/01/35	1,931,972
376,744	12 Month LIBOR USD + 1.750% 4.500%, 08/01/35 (a)
		395,045
192,024	6 Month LIBOR USD + 1.513% 4.256%, 08/01/35 (a)
		198,585
195,848	12 Month LIBOR USD + 2.435% 5.185%, 09/01/35 (a)
		208,521
184,320	H15T1Y + 2.085% 4.430%, 10/01/35 (a)
		193,357
715,264	12 Month LIBOR USD + 1.559% 4.372%, 11/01/35 (a)
		744,288
314,673	12 Month LIBOR USD + 1.737% 3.808%, 03/01/36 (a)
		330,397
316,465	12MTA + 2.481% 4.769%, 04/01/36 (a)
		331,365
68,523	5.000%, 10/01/39	73,354
10,000,000	5.000%, 03/15/41 TBA (e)	10,486,377
1,987,189	12 Month LIBOR USD + 1.747% 2.431%, 05/01/42 (a)
		2,051,897
959,027	12 Month LIBOR USD + 1.700% 2.762%, 06/01/42 (a)
		997,032
1,404,150	12 Month LIBOR USD + 1.679% 2.259%, 10/01/42 (a)
		1,441,342
1,226,914	12 Month LIBOR USD + 1.585% 2.667%, 12/01/44 (a)
		1,253,245
4,955,267	12 Month LIBOR USD + 1.610% 3.186%, 04/01/47 (a)
		4,958,306
5,005,567	12 Month LIBOR USD + 1.607% 3.053%, 09/01/47 (a)
		4,990,315
20,788,043	4.500%, 06/01/48	21,526,094
		80,128,460
	Government National
	Mortgage Association – 0.12%
64,517	H15T1Y + 1.500% 3.625%, 05/20/42 (a)
		66,234
48,885	H15T1Y + 1.500% 3.625%, 06/20/42 (a)
		50,164
247,580	H15T1Y + 1.500% 3.750%, 07/20/42 (a)
		253,232
25,188	H15T1Y + 1.500% 4.125%, 10/20/42 (a)
		25,919
55,015	H15T1Y + 1.500% 4.125%, 12/20/42 (a)
		56,616
		452,165
	Total Mortgage-Backed Obligations	111,732,439
	(Cost $112,297,053)

U.S. TREASURY OBLIGATIONS – 0.92%
	United States Treasury
	Notes & Bonds – 0.92%
3,600,000	0.875%, 06/15/19	3,584,391
	Total U.S. Treasury Obligations	3,584,391
	(Cost $3,601,478)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Par Value		Value
U.S. GOVERNMENT-BACKED OBLIGATIONS – 27.35%
	FREMF Multifamily Aggregation
	Risk Transfer Trust
$5,635,000	Series 2017-KT01, Class A
	1 Month LIBOR USD + 0.320% 2.801%, 02/25/20 (a)
		$5,635,003
	FHLMC, Multifamily Structured Pass
	Through Certificates
4,149,069	Series K-P02, Class A2
	2.355%, 04/25/21 (a) (b) (c)	4,136,385
5,554,899	Series K-LH3, Class A
	1 Month LIBOR USD + 0.700% 3.214%, 11/25/22 (a) (c)
		5,556,623
4,167,000	Series K-031, Class A2
	3.300%, 04/25/23 (a) (b) (c)	4,245,003
2,308,551	Series K-726, Class A1
	2.596%, 08/25/23 (b) (c)	2,299,144
739,119	Series K-727, Class A1
	2.632%, 10/25/23 (b) (c)	734,881
3,086,364	Series K-F29, Class A
	1 Month LIBOR USD + 0.360% 2.874%, 02/25/24 (a)
		3,073,850
5,000,000	Series K-726, Class AM
	2.985%, 04/25/24 (b) (c)	5,019,194
10,000,000	Series K-728, Class AM
	3.133%, 08/25/24 (a) (b) (c)	9,976,561
4,804,868	Series K-F49, Class A
	1 Month LIBOR USD + 0.340% 2.854%, 06/25/25 (a)
		4,776,399
10,000,000	Series K-C02, Class A2
	3.370%, 07/25/25 (b)	10,103,077
12,000,000	Series K-733, Class AM
	3.750%, 09/25/25 (a) (c)	12,447,189
823,417	Series K-F27, Class A
	1 Month LIBOR USD + 0.420%
	2.934%, 12/25/26 (a) (c)	821,730
5,000,000	Series K-070, Class A2
	3.303%, 11/25/27 (a) (b) (c)	5,032,088
10,000,000	Series K-S10, Class A10
	1 Month LIBOR USD + 0.610% 3.094%, 10/25/28 (a) (c)
		10,008,231
7,000,000	Series K-F56, Class A
	1 Month LIBOR USD + 0.560% 3.074%, 11/25/28 (a)
		7,005,832
8,000,000	Series K-087, Class A2
	3.771%, 12/25/28 (b) (c)	8,323,415
	FNMA
10,545	Series 2014-M5, Class ASQ2
	2.034%, 03/25/19 (b)	10,527
1,635,415	Series 2014-M10, Class ASQ2
	2.171%, 09/25/19 (a) (b)	1,628,199
2,829,273	Series 2013-M6, Class 2A
	2.523%, 03/25/23 (a)	2,811,257
2,853,439	Series 2018-M1, Class A1
	2.986%, 12/25/27 (a) (b)	2,865,966
	Total U.S. Government-Backed
	Obligations	106,510,554
	(Cost $106,200,488)

REPURCHASE AGREEMENTS – 8.06%
21,400,000	INTL FCStone Financial, Inc., 2.68%, Dated
	02/28/2019, matures 03/01/2019, repurchase
	price $21,401,593 (collateralized by
	$27,365,589 par amount of United States
	Treasury Bills, GNMA, FNMA, and
	FHLMC Securities of 1.625% to 6.500%
	due 03/25/19 to 04/15/48,
	total market value $21,426,372)	21,400,000
4,000,000	Amherst Pierpoint Securities, 2.8638%, Dated
	02/04/19, matures 03/04/19, repurchase
	price $4,008,909 (collateralized by $4,427,182
	par amount of United States Treasury Bills,
	FNMA, FHLMC, and CMO Securities of
	0.000% to 4.283% due 08/15/19 to 02/01/49,
	total market value $4,275,963)	4,000,000
6,000,000	Amherst Pierpoint Securities, 2.8638%, Dated
	02/04/19, matures 03/01/2019, repurchase
	price $6,011,932 (collateralized by $6,638,778
	par amount United States Treasury Bills, FNMA,
	FHLMC, and CMO Securities of 0.000% to
	4.000% due 08/15/19 to 02/01/49,
	total market value $6,413,905)	6,000,000
	Total Repurchase Agreements	31,400,000
	(Cost $31,400,000)

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments (continued) – February 28, 2019 (Unaudited)

Shares		Value
REGISTERED INVESTMENT COMPANY – 0.03%
114,006	First American Government Obligations
	Fund – Class X
	2.320%, 12/01/31 (f)	$114,006
	Total Registered Investment Company	114,006
	(Cost $114,006)
	Total Investments – 102.80%	400,384,353
	(Cost $401,105,597)
	Net Other Assets and
	Liabilities – (2.80)%	(10,887,880)
	Net Assets – 100.00%	$389,496,473

(a)
Variable rate securities. Interest rates disclosed are those which are in effect at February 28, 2019. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

(b)	The security has Sequential collateral.
(c)	The security has Structured collateral.
(d)	The security has PAC (Planned Amortization Class) collateral.
(e)	Represents or includes a TBA (To Be Announced) transaction.
(f)	Seven day yield as of February 28, 2019.

Explanation of Abbreviations and Acronyms:
CMO	Collateralized Mortgage Obligation
12MTA	Federal Reserve US 12-Month Cumulative Average 1 Year Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans
GNMA	Government National Mortgage Association
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	U.S. Dollar

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Assets and Liabilities
February 28, 2019 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
ASSETS
INVESTMENTS:
Investments and repurchase agreements at cost	$311,159,684	$401,105,597
Investments at value	$244,342,717	$368,984,353
Repurchase agreements at value	66,200,000	31,400,000
Total investments and repurchase agreements at value	310,542,717	400,384,353
Cash	170,546	—

RECEIVABLES:
Interest	417,182	920,263
Investment securities sold	10,632	14,392,429
Other assets	7,918	8,125
Total Assets	311,148,995	415,705,170

LIABILITIES:
PAYABLES:
Dividends	401,431	536,486
Investment securities purchased	—	14,995,866
TBA investment securities purchased	—	10,476,042
Advisory fees	24,139	29,008
Administration fees	11,619	13,983
Distribution fees	326	40
Accrued expenses	151,061	157,272
Total Liabilities	588,576	26,208,697
NET ASSETS	$310,560,419	$389,496,473

NET ASSETS CONSIST OF:
Paid-in capital	$321,761,594	$399,275,876
Accumulated deficit	(11,201,175)	(9,779,403)
NET ASSETS	$310,560,419	$389,496,473

TCU Shares:
Net assets	$296,399,318	$387,743,869
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	31,595,052	40,650,796
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.38	$9.54

Investor Shares:
Net assets	$14,161,101	$1,752,604
Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	1,509,564	183,832
Net asset value, offering price and redemption
price per share (net assets/shares outstanding)	$9.38	$9.53

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Operations
For the Six Months Ended February 28, 2019 (Unaudited)

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
INVESTMENT INCOME:
Interest	$4,474,095	$5,276,887

EXPENSES:
Advisory fees	169,201	190,061
Legal fees	104,542	111,916
Administration fees	87,515	98,259
Accounting fees	72,244	69,086
Trustees’ fees	48,566	51,894
Compliance fees	30,740	32,773
Transfer agent fees	23,973	21,234
Audit and tax fees	18,100	18,186
Custody fees	14,031	13,494
Printing fees	3,065	3,121
Distribution and Service (12b-1) Fees on Investor Shares	2,107	2,314
Other expenses	41,288	44,327
Total operating expenses	615,372	656,665
Trustees’ fees waived	(7,240)	(7,783)
Compliance fees waived	(2,896)	(3,077)
Legal fees waived	(724)	(724)
Total expense reductions	(10,860)	(11,584)
Net operating expenses	604,512	645,081
Net Investment Income	3,869,583	4,631,806

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Loss on Investment Transactions	(867,695)	(322,589)
Net Change in Unrealized Appreciation of:
Investments	148,044	1,579,501
Net Realized and Unrealized Gain (Loss) on Investments	(719,651)	1,256,912
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,149,932	$5,888,718

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Statements of Changes in Net Assets

	Ultra-Short Duration Portfolio		Short Duration Portfolio
	Six Months Ended		Six Months Ended
	February 28, 2019	Year Ended	February 28, 2019	Year Ended
	(Unaudited)	August 31, 2018	(Unaudited)	August 31, 2018
Investment Activities:
Operations:
Net investment income	$3,869,583	$5,784,909	$4,631,806	$6,767,407
Net realized loss on
investment transactions	(867,695)	(944,173)	(322,589)	(2,611,760)
Net change in unrealized appreciation
(depreciation) of investments	148,044	(1,291,732)	1,579,501	(3,854,112)
Net increase in net assets
resulting from operations	3,149,932	3,549,004	5,888,718	301,535
Distributions to Shareholders:
Dividends and Distributions to Shareholders
TCU Shares	(3,795,886)	(5,983,813)	(4,620,363)	(6,720,062)
Investor Shares	(157,458)	(226,757)	(180,391)	(374,896)
Total Distributions	(3,953,344)	(6,210,570)*	(4,800,754)	(7,094,958	)**
From Shares Transactions:
TCU Shares:
Proceeds from sale of shares	5,000,000	15,000,000	26,398,752	20,000,000
Reinvestment of dividends and distributions	1,416,789	2,247,995	1,550,796	2,316,794
Cost of shares repurchased	(69,375,210)	(18,167,264)	(21,353,692)	(31,980,575)
Investor Shares:
Reinvestment of dividends and distributions	—	—	119,137	259,021
Cost of shares repurchased	—	—	(20,451,171)	—
Net decrease in net assets resulting from
shares transactions	(62,958,421)	(919,269)	(13,736,178)	(9,404,760)
Net change in net assets	(63,761,833)	(3,580,835)	(12,648,214)	(16,198,183)
Net Assets:
Beginning of period	374,322,252	377,903,087	402,144,687	418,342,870
End of period	$310,560,419	$374,322,252 ***	$389,496,473	$402,144,687	****
Other Information:
Summary of Shares Transactions:
TCU Shares:
Shares sold	533,049	1,590,106	2,773,960	2,083,336
Reinvestment of dividends and distributions	151,042	238,787	163,160	242,749
Shares repurchased	(7,394,369)	(1,931,648)	(2,243,241)	(3,330,359)
Total TCU Share Transaction	(6,710,278)	(102,755)	693,879	(1,004,274)
Investor Shares:
Reinvestment of dividends and distributions	—	—	12,566	27,141
Shares repurchased	—	—	(2,150,350)	—
Total Investor Share Transaction	—	—	(2,137,784)	27,141
Net decrease in shares outstanding	(6,710,278)	(102,755)	(1,443,905)	(977,133)

*	Includes net investment income distributions of $5,983,813 and $226,757 for the TCU Shares and Investor Shares, respectively.
**	Includes net investment income distributions of $6,720,062 and $374,896 for the TCU Shares and Investor Shares, respectively.
***	Includes accumulated undistributed net investment income of $312,286.
****	Includes accumulated undistributed net investment income of $187,219.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,
	2019		Years Ended August 31,
	(Unaudited)		2018		2017		2016	2015		2014
Net Asset Value,
Beginning of period	$9.40		$9.47		$9.49		$9.53	$9.55		$9.58
Income from Investment Operations:
Net investment income(a)(b)	0.10		0.14		0.07		0.03	0.01		0.02
Net realized and unrealized gain
(loss) on investment transactions	(0.02)		(0.06)		(0.01)		(0.02)	—		—
Total income from
investment operations	0.08		0.08		0.06		0.01	0.01		0.02
Less Distributions from:
Investment Income(b)	(0.10)		(0.15)		(0.08)		(0.05)	(0.03)		(0.05)
Total Distributions	(0.10)		(0.15)		(0.08)		(0.05)	(0.03)		(0.05)
Net Asset Value,
End of period	$9.38		$9.40		$9.47		$9.49	$9.53		$9.55
Total Return(c)	0.92	%(f)	0.89%		0.68%		0.11%	0.10%		0.22%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$296,399		$360,130		$363,612		$397,935	$500,820		$569,206
Ratio to average net assets:
Expenses net of expense reduction	0.34	%(d)(e)	0.40	%(d)	0.40	%(d)	0.41%	0.36	%(d)	0.36%
Expenses before of expense reduction	0.35	%(e)	0.41%		0.41%		0.41%	0.37%		0.36%
Net investment income net
of expense reduction	2.21	%(d)(e)	1.52	%(d)	0.74	%(d)	0.36%	0.07	%(d)	0.17%
Net investment income
before of expense reduction	2.20	%(e)	1.51%		0.73%		0.36%	0.07%		0.17%
Portfolio Turnover Rate	20	%(f)	157%		123%		147%	196%		137%
____________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived. (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Ultra-Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 28,
	2019		Years Ended August 31,
	(Unaudited)		2018		2017		2016	2015		2014
Net Asset Value,
Beginning of period	$9.40		$9.47		$9.49		$9.53	$9.55		$9.58
Income from Investment Operations:
Net investment income(a)(b)	0.10		0.14		0.07		0.03	0.01		0.01
Net realized and unrealized gain
(loss) on investment transactions	(0.02)		(0.06)		(0.01)		(0.02)	—		0.01
Total income from
investment operations	0.08		0.08		0.06		0.01	0.01		0.02
Less Distributions from:
Investment Income(b)	(0.10)		(0.15)		(0.08)		(0.05)	(0.03)		(0.05)
Total Distributions	(0.10)		(0.15)		(0.08)		(0.05)	(0.03)		(0.05)
Net Asset Value,
End of period	$9.38		$9.40		$9.47		$9.49	$9.53		$9.55
Total Return(c)	0.90	%(f)	0.86%		0.64%		0.08%	0.07%		0.19%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$14,161		$14,192		$14,291		$15,113	$20,164		$20,980
Ratio to average net assets:
Expenses net of expense reduction	0.37	%(d)(e)	0.43	%(d)	0.43	%(d)	0.44%	0.39	%(d)	0.39%
Expenses before of expense reduction	0.38	%(e)	0.44%		0.44%		0.44%	0.40%		0.39%
Net investment income net
of expense reduction	2.19	%(d)(e)	1.48	%(d)	0.71	%(d)	0.33%	0.04	%(d)	0.14%
Net investment income
before of expense reduction	2.18	%(e)	1.47%		0.70%		0.33%	0.04%		0.14%
Portfolio Turnover Rate	20	%(f)	157%		123%		147%	196%		137%
____________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived. (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – TCU Shares
	Six Months
	Ended
	February 28,
	2019		Years Ended August 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net Asset Value,
Beginning of period	$9.51		$9.67		$9.72		$9.72	$9.74	$9.74
Income from Investment Operations:
Net investment income(a)(b)	0.11		0.16		0.09		0.06	0.04	0.03
Net realized and unrealized gain
(loss) on investment transactions	0.03		(0.15)		(0.04)		0.02	—	0.03
Total income from
investment operations	0.14		0.01		0.05		0.08	0.04	0.06
Less Distributions from:
Investment Income(b)	(0.11)		(0.17)		(0.10)		(0.08)	(0.06)	(0.06)
Total Distributions	(0.11)		(0.17)		(0.10)		(0.08)	(0.06)	(0.06)
Net Asset Value,
End of period	$9.54		$9.51		$9.67		$9.72	$9.72	$9.74
Total Return(c)	1.54	%(f)	0.06%		0.55%		0.80%	0.38%	0.59%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$387,744		$380,063		$396,152		$439,706	$546,841	$559,745
Ratio to average net assets:
Expenses net of expense reduction	0.32	%(d)(e)	0.39	%(d)	0.40	%(d)	0.40%	0.36%	0.35%
Expenses before of expense reduction	0.33	%(e)	0.40%		0.41%		0.40%	0.36%	0.35%
Net investment income net
of expense reduction	2.36	%(d)(e)	1.65	%(d)	0.96	%(d)	0.65%	0.40%	0.34%
Net investment income
before of expense reduction	2.35	%(e)	1.64%		0.95%		0.65%	0.40%	0.34%
Portfolio Turnover Rate	53	%(f)	196%		145%		131%	206%	157%
____________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived. (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Financial Highlights

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Short Duration Portfolio – Investor Shares
	Six Months
	Ended
	February 28,
	2019		Years Ended August 31,
	(Unaudited)		2018		2017		2016	2015	2014
Net Asset Value,
Beginning of period	$9.51		$9.67		$9.72		$9.72	$9.74	$9.74
Income from Investment Operations:
Net investment income(a)(b)	0.10		0.15		0.09		0.06	0.04	0.03
Net realized and unrealized gain
(loss) on investment transactions	0.03		(0.15)		(0.04)		0.01	(0.01)	0.02
Total income from
investment operations	0.13		0.00		0.05		0.07	0.03	0.05
Less Distributions from:
Investment Income(b)	(0.11)		(0.16)		(0.10)		(0.07)	(0.05)	(0.05)
Total Distributions	(0.11)		(0.16)		(0.10)		(0.07)	(0.05)	(0.05)
Net Asset Value,
End of period	$9.53		$9.51		$9.67		$9.72	$9.72	$9.74
Total Return(c)	1.42	%(f)	0.03%		0.52%		0.77%	0.34%	0.56%
Ratios/Supplemental Data:
Net assets at the
end of period (in thousands)	$1,753		$22,082		$22,191		$23,385	$34,251	$32,286
Ratio to average net assets:
Expenses net of expense reduction	0.35	%(d)(e)	0.42	%(d)	0.43	%(d)	0.43%	0.39%	0.38%
Expenses before of expense reduction	0.36	%(e)	0.43%		0.44%		0.43%	0.39%	0.38%
Net investment income net
of expense reduction	2.25	%(d)(e)	1.62	%(d)	0.93	%(d)	0.62%	0.37%	0.31%
Net investment income
before of expense reduction	2.24	%(e)	1.61%		0.92%		0.62%	0.37%	0.31%
Portfolio Turnover Rate	53	%(f)	196%		145%		131%	206%	157%
____________________

(a)	Calculated based on average shares outstanding.
(b)
Net investment income per share differs from Distributions to Shareholders from net investment income primarily due to book/tax differences on treatment of paydown gains and losses, market discounts and market premiums.

(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(d)	During the period, certain fees were waived. (see Note 3).
(e)	Annualized.
(f)	Not Annualized.

See accompanying notes to financial statements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2019 (Unaudited)

Note 1. Organization
Trust for Credit Unions (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company currently consisting of two diversified portfolios: Ultra-Short Duration Portfolio (formerly, The Ultra-Short Duration Government Portfolio) and Short Duration Portfolio (collectively, “the Portfolios” or individually, a “Portfolio”). Shares of the Portfolios are offered for sale solely to state and federally chartered credit unions. The Trust previously offered shares of another portfolio, the Money Market Portfolio, which suspended operations as of the close of business on May 30, 2014.

On October 1, 2012, the Trust began offering a second class of shares, known as Investor Shares, in each of the Portfolios and the existing shares in each Portfolio were redesignated as TCU Shares. Investor Shares and TCU Shares of each Portfolio should have returns that are substantially the same because they represent interests in the same Portfolio and differ only to the extent that they have different class specific expenses. Effective October 1, 2012, TCU Shares of each Portfolio are only available to those shareholders that had open accounts in the particular Portfolio as of such date. The Investor Shares of each Portfolio commenced operations on November 30, 2012.

The Portfolios seek to achieve a high level of current income, consistent with low volatility of principal (in the case of the Ultra-Short Duration Portfolio) and relatively low volatility of principal (in the case of the Short Duration Portfolio) by investing in obligations authorized under the Federal Credit Union Act.

Note 2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation
Investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of the Trust.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of February 28, 2019 is as follows:

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2019 (Unaudited) (continued)

	Ultra-Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2019	Price	Inputs	Inputs
Assets:
Corporate
Bonds	$43,357,198	$—	$43,357,198	$—
Asset-Backed
Securities	867,108	—	867,108	—
Collateralized
Mortgage
Obligations	100,187,390	—	100,187,390	—
Mortgage-Backed
Obligations	6,934,928	—	6,934,928	—
Agency
Debentures	3,000,000	—	—	3,000,000
U.S. Government-
Backed
Obligations	89,996,093	—	89,996,093	—
Repurchase
Agreements	66,200,000	—	66,200,000	—
	$310,542,717	$—	$307,542,717	$3,000,000

	Short Duration Portfolio
	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	2/28/2019	Price	Inputs	Inputs
Assets:
Corporate
Bonds	$62,669,536	$—	$62,669,536	$—
Collateralized
Mortgage
Obligations	84,373,427	—	84,373,427	—
Mortgage-Backed
Obligations	111,732,439	—	111,732,439	—
U.S. Treasury
Obligations	3,584,391	—	3,584,391	—
U.S. Government-
Backed
Obligations	106,510,554	—	106,510,554	—
Repurchase
Agreements	31,400,000	—	31,400,000	—
Registered
Investment
Company	114,006	114,006	—	—
	$400,384,353	$114,006	$400,270,347	$—

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of February 28, 2019:

Ultra-Short
Duration Portfolio
Fair Value, as of
August 31, 2018	$3,250,000
Gross sales	(250,000)
Fair Value, as of
February 28, 2019	$3,000,000

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for Portfolio investments.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.  Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method.

C. Distribution to Shareholders
Each Portfolio intends to distribute to its shareholders substantially all of its investment income and capital gains. The Portfolios declare dividends from net investment income daily and pay such dividends monthly. Each Portfolio makes distributions of net realized capital gains, if any, at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

D. Allocations
Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Portfolio are allocated daily to each class of shares based upon its proportionate share of total net assets of the Portfolio. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Portfolio.  Expenses not directly charged to a Portfolio are allocated proportionally among all the Portfolios in the Trust, daily in relation to the net assets of each Portfolio or another reasonable measure.

E. Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2019 (Unaudited) (continued)

reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

F. Federal Taxes
It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Portfolios. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards may reduce the requirement of future capital gain distributions.

The characterization of distributions to shareholders is determined in accordance with U.S. federal income tax rules, which may differ from U.S. GAAP. Therefore, the source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains or as a tax return of capital.

Generally, paydown gains and losses are recorded as increases (paydown gains) or decreases (paydown losses) against capital gains for tax purposes. The Portfolios have elected to accrete and amortize market discounts and premiums on portfolio securities for tax purposes based on the securities’ yield to maturity. For the current year, net amortization is reducing ordinary income available for distribution.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of August 31, 2018, were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Total Cost of Investments
on Tax Basis	$401,608,711	$459,783,359
Gross Unrealized Appreciation
on Investments	$5,332,505	$4,841,758
Gross Unrealized Depreciation
on Investments	(6,165,198)	(7,186,281)
Net Unrealized Depreciation
on Investments	$(832,693)	$(2,344,523)

G. Expenses
Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio’s relative average net assets for the period or in such other manner as the Board of Trustees deems fair or equitable depending upon the nature of the expenses. In addition, expenses incurred by a Portfolio that do not specifically relate to a particular class of shares of the Portfolio are generally allocated to the appropriate classes based on each class’ relative average net assets or in such other manner as the Board of Trustees deems fair and equitable. Expenses that specifically relate to a particular class of shares of a Portfolio are allocated to that class.

The Portfolios pay compensation to the independent Trustees of the Trust in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Portfolios do not pay compensation to Trustees or officers of the Trust who are also officers of the Trust’s investment adviser or administrator.

H. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2019 (Unaudited) (continued)

A repurchase agreement may permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the repurchase agreement with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the repurchase agreement counterparty’s bankruptcy or insolvency. Pursuant to the terms of the repurchase agreement, a Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction.  Upon a bankruptcy or insolvency of the repurchase agreement counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements (“MRAs”) permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

The Portfolios had investments in repurchase agreements at February 28, 2019. The gross value and related collateral received for these investments are presented in each Portfolio of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each Portfolio exceeded the value of its respective repurchase agreements as of February 28, 2019.

I. When-Issued Securities
Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Portfolios may purchase or sell when-issued securities, including TBA (“To Be Announced”) securities that have been authorized but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

J. Mortgage Dollar Rolls
The Portfolios may enter into mortgage ‘‘dollar rolls’’ in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. During the settlement period between the sale and repurchase, the Portfolios will not be entitled to accrue interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolios may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolios’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.

Note 3. Agreements and 12b-1 Plan

A. Advisory Agreement
ALM First Financial Advisors, LLC (“ALM First” or the “Adviser”) serves as investment adviser pursuant to an advisory agreement (the “Advisory Agreement”) that was approved by the Board of Trustees of the Trust (the “Board”) and shareholders of each Portfolio and took effect on April 16, 2017. Under the Advisory Agreement, ALM First manages the Portfolios, subject to the general supervision of the Board.

As compensation for its services and its assumption of certain expenses, the Adviser is entitled to the following fees, computed daily and payable monthly, at the annual rates listed below (as a percentage of each Portfolio’s average daily net assets):

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2019 (Unaudited) (continued)

		Contractual
Portfolio	Asset Level	Rate
Ultra-Short	first $250 million,	0.12%
Duration and	next $250 million,	0.10
Short Duration(1)	in excess of $500 million	0.07
__________

(1)	Advisory Fee rate is based on the aggregate average net assets of the Portfolios. Fees are charged on a pro rata basis between the Portfolios.

B. Administration Agreement
Callahan Credit Union Financial Services Limited Liability Limited Partnership (“CUFSLP”) serves as the Portfolios’ administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. (“CFS”) serves as a general partner to CUFSLP, which includes 37 major credit unions that are limited partners. As compensation for services rendered pursuant to such Agreement, CUFSLP is entitled to fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of each respective Portfolio’s average daily net assets:

Portfolio	CUFSLP Fee
Ultra-Short Duration	0.05%
Short Duration	0.05

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, provides additional administrative services to the Portfolios pursuant to a Fund Administration Servicing Agreement dated June 7, 2018 and is entitled to the following fees, computed daily and payable by the Portfolios monthly, at the following annual rates as a percentage of the aggregate average net assets.

Asset Level	Contractual Rate(1)
up to $300 million	0.030%
from $300 to $600 million	0.025
in excess of $600 million	0.020
__________

(1)	The complex is subject to an aggregate minimum annual base fee of $150,000.

C. Other Agreements
CFS serves as exclusive distributor of shares of the Portfolios.  CFS did not receive any compensation under the Distribution Agreement during the six months ended February 28, 2019.

Fund Services also serves as the fund accountant and transfer agent to the Portfolios. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as the Portfolios’ custodian.

Effective April 11, 2011, the Board of Trustees of the Trust voluntarily agreed to waive 15% of its fees. The fees waived by the Trustees from September 1, 2018 through February 28, 2019 amounted to $7,240 for the Ultra-Short Duration Portfolio and $7,783 for the Short Duration Portfolio.

Effective April 11, 2011, Nisen & Elliott, LLC, counsel to the independent Trustees of the Trust, voluntarily agreed to waive 15% of its legal fees. The legal fees waived by Nisen & Elliott, LLC from September 1, 2018 through February 28, 2019 amounted to $724 for the Ultra-Short Duration Portfolio and $724 for the Short Duration Portfolio.

Effective April 11, 2011, Vigilant Compliance Services voluntarily agreed to waive its fee in an amount equal to 10% of such fee. The compliance fees waived by Vigilant Compliance Services from September 1, 2018 through February 28, 2019 amounted to $2,896 for the Ultra-Short Duration Portfolio and $3,077 for the Short Duration Portfolio.

The Trust has adopted a Distribution Plan (the “12b-1 Plan”) with respect to Investor Shares of the Portfolios. Under the 12b-1 Plan, the Trust may pay the distributor (or any other person) an amount of up to 0.25% annually of the average daily net assets attributable to Investor Shares of each Portfolio in consideration for expenses and activities primarily intended to result in the sale of Investor Shares and/or for administrative support services. The Trust is currently limiting the fee payable under the 12b-1 Plan with respect to Investor Shares of each Portfolio to 0.03% of the average daily net assets attributable to Investor Shares of each such Portfolio. For the six months ended February 28, 2019, the Ultra-Short Duration Portfolio and Short Duration Portfolio incurred fees under the 12b-1 Plan of $2,107 and $2,314, respectively.

Note 4. Investment Transactions

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 28, 2019 were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Purchases of
U.S. Government and
agency obligations	$55,223,267	$194,409,127
Purchases (excluding
U.S. Government and
agency obligations)	0	9,394,800
Sales or maturities of
U.S. Government and
agency obligations	121,414,812	230,894,832
Sales or maturities
(excluding U.S.
Government and
agency obligations)	0	4,997,350

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2019 (Unaudited) (continued)

Note 5. Tax Information
The tax character of distributions paid for the fiscal year ended August 31, 2018 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$6,210,570	$7,094,958
Long Term Capital Gains	—	—
Capital	—	—
Total taxable
distributions	$6,210,570	$7,094,958

The tax character of distributions paid for the fiscal year ended August 31, 2017 was as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$3,191,188	$4,309,894
Long Term Capital Gains	—	—
Capital	—	—
Total taxable
distributions	$3,191,188	$4,309,894

As of August 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
Undistributed ordinary
income—net	$779,876	$672,643
Total undistributed
earnings	$779,876	$672,643
Capital loss
carryforward(1)	(9,945,038)	(8,753,600)
Timing differences
(dividends payable)	(399,908)	(441,887)
Unrealized losses—net	(832,693)	(2,344,523)
Total accumulated
losses—net	$(10,397,763)	$(10,867,367)
__________

(1)	The amount and year of expiration for each capital loss carryforward is indicated below. Expiration occurs on August 31 of the year indicated.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years following the loss, and such carryforward is treated as a short-term capital loss in each of those years, irrespective of the character of the original loss. Net capital losses (earned in taxable years beginning after December 22, 2010) (“post–2010 losses”) may be carried forward indefinitely and must retain the character of the original loss. Such post–2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused.

	Ultra-Short	Short
	Duration	Duration
	Portfolio	Portfolio
2019	$163,234	$—
No Expiration –
Long Term	3,981,577	3,177,632
No Expiration –
Short Term	5,800,227	5,575,968

Net capital and foreign currency losses incurred after October 31 and certain ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended August 31, 2018, the Portfolios did not defer any late year losses.

The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to accretion of market discounts, amortization of market premiums, and wash sale deferrals.

In order to present certain components of the Portfolios’ capital accounts on a tax basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios. Reclassifications result primarily from the difference in the tax treatment of paydown gains and losses, distribution redesignations, market discounts and market premiums and expiration of capital loss carryforwards.

		Accumulated
		Undistributed	Accumulated
		Net	Net
	Paid-in	Investment	Realized
Portfolio	Capital	Income	Gain/Loss
Ultra-Short
Duration	$—	$461,177	$(461,177)
Short Duration	(3,825,043)	396,810	3,428,233

Note 6. Credit and Concentration Risk
The Portfolios may invest a portion of their assets in securities of issuers that hold mortgage securities, including residential mortgages. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be

TRUST FOR CREDIT UNIONS
Notes to Financial Statements
Six Months Ended February 28, 2019 (Unaudited) (continued)

adversely affected by shifts in the market’s perception of the issuers and changes in the interest rates.

The Portfolios may also invest in multiple class mortgage-related securities, including collateralized mortgage obligations and REMIC pass-through or participation certificates (collectively, “CMOs”). These multiple class securities may be mortgage-related securities issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including the Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs. Investors may purchase beneficial interests in CMOs, which are known as “regular” interests or “residual” interests. The Portfolios may not purchase residual interests, but may purchase other types of interests. Each class of a CMO, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date. The principal of and interest on the Mortgage Assets may be allocated among several classes of a CMO in various ways.

Note 7. Recent Accounting Pronouncements
In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has chosen to early adopt the eliminated or modified disclosures for the six months ended February 28, 2019.

TRUST FOR CREDIT UNIONS
Additional Information (Unaudited)

Tax Information

For the year ended August 31, 2018, the Portfolios had no long-term capital gain distributions.

Expenses – Six Months Ended February 28, 2019.

As a shareholder of the Portfolios, you incur ongoing costs, including management fees, administration fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 through February 28, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Portfolios, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. The second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholder may incur transaction costs.

	Ultra-Short				Short Duration
	Duration Portfolio				Portfolio
				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account	Account		6 months	Account	Account		6 months
	Value	Value		ended	Value	Value		ended
	9/1/18	2/28/19		2/28/19*	9/1/18	2/28/19		2/28/19*
TCU Shares
Actual	$1,000.00	$1,009.20		$1.69	$1,000.00	$1,015.40		$1.60
Hypothetical 5% Return	1,000.00	1,023.11	+	1.71	1,000.00	1,023.21	+	1.61

Investor Shares
Actual	1,000.00	1,009.00		1.84	1,000.00	1,014.20		1.75
Hypothetical 5% Return	1,000.00	1,022.96	+	1.86	1,000.00	1,023.06	+	1.76
__________

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period). The annualized net expense ratios for the period were 0.34% and 0.32% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s TCU Shares, respectively, and 0.37% and 0.35% for the Ultra-Short Duration Portfolio and Short Duration Portfolio’s Investor Shares, respectively.

+	Hypothetical expenses are based on the Portfolios’ actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

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Trustees
James F. Regan, Chair
Julie A. Renderos, Vice Chair
Rudolf J. Hanley
Stanley Hollen
Gary Oakland
Wendell A. Sebastian
Michael D. Steinberger

Officers
Jay E. Johnson, President and Treasurer
Jonathan K. Jeffreys, Vice President and Assistant Treasurer
Michael P. Malloy, Secretary
Salvatore Faia, JD, CPA, Chief Compliance Officer

Administrator
Callahan Credit Union Financial Services
Limited Liability Limited Partnership

Investment Adviser
ALM First Financial Advisors, LLC

Administrative & Fund Accounting Agent
U.S. Bank Global Fund Services

Transfer Agent
U.S. Bancorp Fund Services, LLC

Distributor
Callahan Financial Services, Inc.

Independent Registered Public Accounting Firm
Tait,Weller & Baker LLP

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the registrant’s Form N-CSR filed on November 2, 2017.

(2) Certification pursuant to Rule 30a-2(a) under the 1940 Act and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Credit Unions

By (Signature and Title)*     /s/Jay E. Johnson
 Jay E. Johnson, President & Treasurer
 (principal executive officer and principal financial officer)

Date    May 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Jay E. Johnson
Jay E. Johnson, President & Treasurer
(principal executive officer and principal financial officer)

* Print the name and title of each signing officer under his or her signature